Annual Total Returns - Putnam Sustainable Leaders Fund - Class A	Total
Entity Listings [Line Items]
Annual Return 2010	19.31%
Annual Return 2011	(5.00%)
Annual Return 2012	16.70%
Annual Return 2013	36.28%
Annual Return 2014	13.35%
Annual Return 2015	(0.40%)
Annual Return 2016	7.65%
Annual Return 2017	29.05%
Annual Return 2018	(0.90%)
Annual Return 2019	35.83%